CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary Shares Class A ordinary shares	Ordinary Shares Class B ordinary shares	Additional Paid-in Capital	Treasury Stock	Retained Earnings (Accumulated Deficit)	Statutory Reserves [Member]	Accumulated Other Comprehensive (Loss) Income	Non-controlling Interest	Class A ordinary shares	Class B ordinary shares	Total
Balance at the beginning at Oct. 31, 2019	$ 3,750	$ 1,250	$ 7,691,468		$ 301,250	$ 118,789	$ (538,087)	$ 474			$ 7,578,894
Balance at the beginning (in shares) at Oct. 31, 2019	750,000	250,000
Increase (Decrease) in Stockholders' Equity
Appropriation to statutory reserve	$ 0	$ 0	0	$ 0	(51,277)	51,277	0	0			0
Net income (loss) for the year	0	0	0	0	634,103	0	0	(3)			634,100
Foreign currency translation adjustment	0	0	0	0	0	0	420,695	24			420,719
Capital contribution from shareholders			5,000								5,000
Balance at the end at Oct. 31, 2020	$ 3,750	$ 1,250	7,696,468		884,076	170,066	(117,392)	495			8,638,713
Balance at the end (in shares) at Oct. 31, 2020	750,000	250,000
Increase (Decrease) in Stockholders' Equity
Appropriation to statutory reserve	$ 0	$ 0	0	0	(29,587)	29,587	0	0			0
Net income (loss) for the year	0	0	0	0	(1,944,549)	0	0	(28)			(1,944,577)
Foreign currency translation adjustment	0	0	0	0	0	0	214,101	22			214,123
Sale of ordinary shares, net	$ 3,075	$ 0	9,883,224	0	0	0	0	0			9,886,299
Sale of ordinary shares, net (in shares)	615,000	0
Sales of securities from the June 2021 public offering, net of offering costs, Value	$ 3,275		22,197,069								22,200,344
Sales of securities from the June 2021 public offering, net of offering costs, Shares	655,000
Balance at the end at Oct. 31, 2021	$ 10,100	$ 1,250	39,776,761	$ 0	(1,090,060)	199,653	96,709	489			38,994,902
Balance at the end (in shares) at Oct. 31, 2021	2,020,000	250,000		0					2,020,000	250,000
Increase (Decrease) in Stockholders' Equity
Appropriation to statutory reserve	$ 0	$ 0	0	$ 0	(26,600)	26,600	0	0			0
Net income (loss) for the year	0	0	0	0	(4,684,157)	0	0	(32)			(4,684,189)
Foreign currency translation adjustment	0	0	0	0	0	0	(3,717,421)	(57)			(3,717,478)
Issuance of ordinary share for services	$ 2,536	0	2,886,251	0	0	0	0	0			2,888,787
Issuance of ordinary share for services (in shares)	507,200
Treasury stock purchase	$ 0	0	0	$ 0	0	0	0	0			0
Treasury stock purchase (in shares)				10,000
Capital contribution from shareholders											5,000
Balance at the end at Oct. 31, 2022	$ 12,636	$ 1,250	$ 42,663,012	$ 0	$ (5,800,817)	$ 226,253	$ (3,620,712)	$ 400			$ 33,482,022
Balance at the end (in shares) at Oct. 31, 2022	2,527,200	250,000		10,000					2,537,200	250,000